Employee benefits, Defined benefit obligation (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [abstract]
Balance at beginning of period	$ 84,652	$ 102,375
Interest cost	(44)	(101)
Benefits paid	(4,028)	(919)
Balance at end of period	77,390	84,652
Pensions and Seniority Premiums [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Interest cost	6,062	7,538
Pensions and Seniority Premiums [Member] | DBO [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Balance at beginning of period	70,223	87,820
Current service cost	(10,164)	13,265
Interest cost	6,062	7,538
Benefits paid	(1,297)	(1,338)
Benefits paid from plan assets	(6,674)	(6,674)
Past service cost	(3,946)	(30,388)
Balance at end of period	54,204	70,223
Termination of Employment [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Interest cost	1,431	1,145
Termination of Employment [Member] | DBO [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Balance at beginning of period	14,914	15,680
Current service cost	13,620	1,383
Interest cost	1,431	1,145
Benefits paid	(310)	(322)
Benefits paid from plan assets	0	(1,497)
Past service cost	(5,979)	(1,475)
Balance at end of period	$ 23,676	$ 14,914